UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21676
Eaton Vance Tax Managed Buy-Write Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Income Fund                                                                   as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.5%

Security	Shares	Value
Aerospace & Defense — 2.1%
General Dynamics Corp.	8,076	$516,702
Honeywell International, Inc.	64,761	2,769,828
Northrop Grumman Corp.	26,780	1,828,806
Rockwell Collins, Inc.	7,248	408,425
United Technologies Corp.	82,514	4,783,337
		$10,307,098
Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	36,301	2,881,573
		$2,881,573
Auto Components — 0.5%
BorgWarner, Inc.	16,316	979,613
Goodyear Tire & Rubber Co. (1)	14,940	216,331
Johnson Controls, Inc.	13,713	1,041,228
		$2,237,172
Beverages — 2.8%
Anheuser-Busch Cos., Inc.	79,253	3,389,651
Coca-Cola Co.	130,353	5,457,880
PepsiCo, Inc.	79,815	4,612,509
		$13,460,040
Biotechnology — 1.3%
Amgen, Inc. (1)	57,391	4,175,195
Applera Corp.-Applied Biosystems Group	10,719	290,914
Biogen Idec, Inc. (1)	22,055	1,038,790
Regeneron Pharmaceuticals, Inc. (1)	54,847	912,106
		$6,417,005
Capital Markets — 3.1%
Ameriprise Financial, Inc.	0	9
Bank of New York Co., Inc.	117,692	4,241,620
Federated Investors, Inc.	38,097	1,487,688
Lehman Brothers Holdings, Inc.	26,139	3,777,870
Merrill Lynch & Co., Inc.	31,837	2,507,482
Morgan Stanley	49,306	3,097,403
		$15,112,072
Chemicals — 1.2%
Ashland, Inc.	6,811	484,126
Dow Chemical Co.	79,461	3,226,117
Eastman Chemical Co.	31,031	1,588,167
Rohm and Haas Co.	7,911	386,611
Tronox, Inc., Class B (1)	2,680	45,537
		$5,730,558

Commercial Banks — 5.6%
Bank of America Corp.	256,325	$11,673,040
Comerica, Inc.	6,819	395,297
Compass Bancshares, Inc.	5,081	257,149
First Horizon National Corp.	5,141	214,123
Huntington Bancshares, Inc.	9,423	227,377
Marshall & Ilsley Corp.	8,458	368,600
National City Corp.	94,603	3,301,645
North Fork Bancorp, Inc.	76,283	2,199,239
Sterling Bancorp	10,063	207,298
Wachovia Corp.	105,100	5,890,855
Wells Fargo & Co.	41,402	2,644,346
		$27,378,969
Commercial Services & Supplies — 1.8%
Acco Brands Corp. (1)	4,260	94,572
Avery Dennison Corp.	13,376	782,228
Cendant Corp.	107,820	1,870,677
Cintas Corp.	28,120	1,198,474
R.R. Donnelley & Sons Co.	57,895	1,894,324
Waste Management, Inc.	85,069	3,002,936
		$8,843,211
Communications Equipment — 3.8%
Cisco Systems, Inc. (1)	343,090	7,434,760
Corning, Inc. (1)	112,580	3,029,528
Juniper Networks, Inc. (1)	9,251	176,879
Motorola, Inc.	126,363	2,894,976
QUALCOMM, Inc.	90,295	4,569,830
Research in Motion, Ltd. (1)	5,364	455,296
		$18,561,269
Computer Peripherals — 3.4%
Apple Computer, Inc. (1)	3,751	235,263
Dell, Inc. (1)	92,890	2,764,406
Hewlett-Packard Co.	84,861	2,791,927
International Business Machines Corp.	100,265	8,268,855
McDATA Corp., Class A (1)	101,125	467,197
NCR Corp. (1)	7,529	314,637
Network Appliance, Inc. (1)	18,516	667,131
Palm, Inc. (1)	41,248	955,304
		$16,464,720
Construction & Engineering — 0.1%
Fluor Corp.	8,580	736,164
		$736,164

Construction Materials — 0.1%
Vulcan Materials Co.	4,180	$362,197
		$362,197
Consumer Finance — 0.5%
American Express Co.	47,841	2,514,045
		$2,514,045
Containers & Packaging — 0.2%
Bemis Co., Inc.	8,256	260,724
Temple-Inland, Inc.	20,807	926,952
		$1,187,676
Distributors — 0.1%
Genuine Parts Co.	7,145	313,165
		$313,165
Diversified Consumer Services — 0.3%
H&R Block, Inc.	58,152	1,258,991
		$1,258,991
Diversified Financial Services — 3.9%
Citigroup, Inc.	269,410	12,724,234
JPMorgan Chase & Co.	144,915	6,034,261
		$18,758,495
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	165,778	4,482,637
Citizens Communications Co.	161,433	2,142,216
Verizon Communications, Inc.	185,478	6,317,381
		$12,942,234
Electric Utilities — 1.5%
Cinergy Corp.	63,535	2,885,124
PPL Corp.	46,448	1,365,571
Progress Energy, Inc.	67,182	2,954,664
		$7,205,359
Electrical Equipment — 0.7%
Emerson Electric Co.	38,120	3,187,976
		$3,187,976
Electronic Equipment & Instruments — 0.0%
Flextronics International, Ltd. (1)	17,737	183,578
		$183,578
Energy Equipment & Services — 2.3%
BJ Services Co.	14,716	509,174
Diamond Offshore Drilling, Inc.	17,247	1,543,606
Halliburton Co.	61,493	4,490,219

National-Oilwell Varco, Inc. (1)	17,795	$1,141,015
Noble Corp.	42,070	3,411,877
		$11,095,891
Food & Staples Retailing — 1.8%
CVS Corp.	24,000	716,880
SUPERVALU, Inc.	6,564	202,302
Wal-Mart Stores, Inc.	164,273	7,760,257
		$8,679,439
Food Products — 0.2%
ConAgra Foods, Inc.	24,975	535,964
Kellogg Co.	10,675	470,127
		$1,006,091
Gas Utilities — 0.2%
Nicor, Inc.	16,441	650,406
Peoples Energy Corp.	5,183	184,722
		$835,128
Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	58,113	2,255,366
Fisher Scientific International, Inc. (1)	12,780	869,679
Medtronic, Inc.	65,992	3,349,094
Thoratec Corp. (1)	23,295	448,895
		$6,923,034
Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	8,636	416,860
Genesis HealthCare Corp. (1)	9,286	408,027
Health Management Associates, Inc., Class A	10,012	215,959
Humana, Inc. (1)	14,697	773,797
Laboratory Corporation of America Holdings (1)	22,885	1,338,315
Manor Care, Inc.	20,903	927,048
McKesson Corp.	42,880	2,235,334
Quest Diagnostics, Inc.	7,288	373,874
UnitedHealth Group, Inc.	61,522	3,436,619
WellPoint, Inc. (1)	25,106	1,943,958
		$12,069,791
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	45,019	2,132,550
Darden Restaurants, Inc.	32,472	1,332,326
Harrah’s Entertainment, Inc.	25,739	2,006,612
International Game Technology	14,037	494,383
Six Flags, Inc. (1)	48,146	490,126
Starwood Hotels & Resorts Worldwide, Inc.	17,410	1,179,179
Yum! Brands, Inc.	19,547	955,066
		$8,590,242

Household Durables — 0.8%
Fortune Brands, Inc.	18,128	$1,461,661
KB HOME	8,156	529,977
Stanley Works	29,637	1,501,410
Whirlpool Corp.	3,293	301,211
		$3,794,259
Household Products — 1.9%
Procter & Gamble Co.	158,855	9,153,225
		$9,153,225
Independent Power Producers & Energy Traders — 0.3%
TXU Corp.	28,608	1,280,494
		$1,280,494
Industrial Conglomerates — 4.6%
3M Co.	31,515	2,385,370
General Electric Co.	504,008	17,529,398
Tyco International, Ltd.	96,017	2,580,937
		$22,495,705
Insurance — 4.7%
ACE, Ltd.	8,497	441,929
Allstate Corp.	66,029	3,440,771
American International Group, Inc.	106,169	7,016,709
AON Corp.	12,982	538,883
Lincoln National Corp.	7,151	390,373
Marsh & McLennan Cos., Inc.	106,798	3,135,589
MetLife, Inc.	68,155	3,296,657
Prudential Financial, Inc.	59,022	4,474,458
UnumProvident Corp.	13,120	268,698
		$23,004,067
Internet Software & Services — 0.9%
eBay, Inc. (1)	47,414	1,851,991
Google, Inc., Class A (1)	7,018	2,737,020
		$4,589,011
IT Services — 1.1%
Automatic Data Processing, Inc.	37,355	1,706,376
CheckFree Corp. (1)	23,654	1,194,527
Euronet Worldwide, Inc. (1)	7,444	281,607
Paychex, Inc.	41,448	1,726,724
Sapient Corp. (1)	29,607	225,901
Unisys Corp. (1)	33,075	227,887
		$5,363,022

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	11,414	$324,614
		$324,614
Machinery — 1.7%
Deere & Co.	45,546	3,600,411
Eaton Corp.	41,406	3,021,396
Parker Hannifin Corp.	15,868	1,279,119
Trinity Industries, Inc.	9,569	520,458
		$8,421,384
Media — 3.3%
CBS Corp., Class B	24,994	599,356
Comcast Corp., Class A (1)	50,092	1,310,407
Cox Radio, Inc., Class A (1)	13,580	182,244
Dow Jones & Co., Inc.	67,688	2,660,138
Meredith Corp.	4,689	261,599
NTL, Inc. (1)	46,957	1,366,918
Time Warner, Inc.	256,667	4,309,439
Viacom, Inc., Class B (1)	24,994	969,767
Walt Disney Co.	165,951	4,628,373
		$16,288,241
Metals & Mining — 1.6%
Alcan, Inc.	19,051	871,202
Alcoa, Inc.	36,102	1,103,277
Freeport-McMoRan Copper & Gold, Inc., Class B	55,448	3,314,127
Nucor Corp.	23,121	2,422,850
		$7,711,456
Multiline Retail — 1.3%
Dollar General Corp.	103,376	1,826,654
Federated Department Stores, Inc.	20,961	1,530,153
Nordstrom, Inc.	44,718	1,752,051
Sears Holdings Corp. (1)	7,626	1,008,462
		$6,117,320
Multi-Utilities — 2.2%
Ameren Corp.	53,912	2,685,896
CenterPoint Energy, Inc.	17,504	208,823
Consolidated Edison, Inc.	18,179	790,787
DTE Energy Co.	4,649	186,378
NiSource, Inc.	111,431	2,253,135
NorthWestern Corp.	25,000	778,500
Public Service Enterprise Group, Inc.	51,991	3,329,504
TECO Energy, Inc.	13,039	210,189
Xcel Energy, Inc.	12,009	217,963
		$10,661,175

Oil, Gas & Consumable Fuels — 8.0%
Chevron Corp.	139,315	$8,076,091
ConocoPhillips	101,097	6,384,276
El Paso Corp.	26,406	318,192
EOG Resources, Inc.	32,118	2,312,496
Exxon Mobil Corp.	273,409	16,639,672
Kerr-McGee Corp.	13,292	1,269,120
Parallel Petroleum Corp. (1)	15,000	276,750
Valero Energy Corp.	30,355	1,814,622
Williams Co., Inc.	78,113	1,670,837
		$38,762,056
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	8,955	243,576
MeadWestvaco Corp.	33,483	914,421
		$1,157,997
Personal Products — 0.1%
Alberto-Culver Co.	4,761	210,579
Nu Skin Enterprises, Inc., Class A	12,797	224,331
		$434,910
Pharmaceuticals — 7.1%
Abbott Laboratories	71,142	3,021,401
Bristol-Myers Squibb Co.	180,914	4,452,294
Cypress Bioscience, Inc. (1)	91,226	574,724
Eli Lilly & Co.	43,712	2,417,274
Forest Laboratories, Inc. (1)	14,014	625,445
Johnson & Johnson Co.	123,184	7,294,956
Merck & Co., Inc.	80,974	2,852,714
Pfizer, Inc.	366,772	9,139,958
Wyeth	82,703	4,012,750
		$34,391,516
Real Estate — 0.8%
Plum Creek Timber Co., Inc.	13,395	494,677
Simon Property Group, Inc.	38,407	3,231,565
		$3,726,242
Road & Rail — 0.1%
Burlington Northern Santa Fe Corp.	5,364	446,982
Union Pacific Corp.	2,222	207,424
		$654,406
Semiconductors & Semiconductor Equipment — 3.1%
Altera Corp. (1)	14,716	303,738
Analog Devices, Inc.	31,200	1,194,648
Applied Materials, Inc.	104,209	1,824,700
Broadcom Corp., Class A (1)	17,775	767,169

Intel Corp.	360,053	$6,967,026
KLA-Tencor Corp.	23,763	1,149,179
Maxim Integrated Products, Inc.	35,056	1,302,330
PMC-Sierra, Inc. (1)	25,020	307,496
STMicroelectronics N.V.	69,724	1,282,224
		$15,098,510
Software — 3.6%
Business Objects S.A. ADR (1)	6,318	230,417
Microsoft Corp.	486,605	13,240,522
Oracle Corp. (1)	162,224	2,220,847
Quest Software, Inc. (1)	17,700	295,590
Symantec Corp. (1)	75,245	1,266,373
Wind River Systems, Inc. (1)	15,557	193,685
		$17,447,434
Specialty Retail — 1.7%
Bed Bath and Beyond, Inc. (1)	29,749	1,142,362
Best Buy Co., Inc.	15,110	845,102
Home Depot, Inc.	123,241	5,213,094
Office Depot, Inc. (1)	12,839	478,124
Sherwin-Williams Co.	5,094	251,847
Tiffany & Co.	14,641	549,623
		$8,480,152
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	36,327	3,091,428
Polo Ralph Lauren Corp.	9,575	580,341
		$3,671,769
Thrifts & Mortgage Finance — 1.2%
Commercial Capital Bancorp	12,562	176,622
Countrywide Financial Corp.	79,997	2,935,890
MGIC Investment Corp.	30,567	2,036,679
PFF Bancorp, Inc.	7,488	252,420
R&G Financial Corp., Class B	9,175	116,156
W Holding Co., Inc.	21,120	166,214
Washington Mutual, Inc.	1,784	76,034
		$5,760,015
Tobacco — 2.0%
Altria Group, Inc.	97,480	6,907,433
Reynolds American, Inc.	13,562	1,430,791
UST, Inc.	32,881	1,367,850
		$9,706,074

Wireless Telecommunication Services — 0.8%
Alltel Corp.	49,391	$3,198,067
Sprint Nextel Corp.	34,516	891,893
		$4,089,960
Total Common Stocks (identified cost $442,437,849)		$487,828,197
Total Investments — 100.5% (identified cost $442,437,849)		$487,828,197

Covered Call Options Written — (0.9)%

	Number of Contracts	Premium Received	Value
S & P 500 Index, Expires 4/22/06, Strike 1,290.00	728	$1,250,704	$(1,266,720)
S & P 500 Index, Expires 4/22/06, Strike 1,295.00	445	755,388	(720,900)
S & P 500 Index, Expires 4/22/06, Strike 1,305.00	1,364	2,043,272	(1,432,200)
S & P 500 Index, Expires 4/22/06, Strike 1,315.00	1,175	1,671,150	(740,250)
Total Call Options Written (premiums received $5,720,514)			$(4,160,070)
Other Assets, Less Liabilities — 0.4%			$1,753,720
Net Assets — 100.0%			$485,421,847

(1)	Non-income producing security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$442,437,849
Gross unrealized appreciation	$55,280,783
Gross unrealized depreciation	(9,890,435)
Net unrealized appreciation	$45,390,348

Summary of options outstanding at March 31, 2006:

Written call options activity for the period ended March 31, 2006 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,813	$6,086,874
Options written	11,121	16,485,947
Options terminated in closing purchase transactions	(11,222)	(16,852,307)
Outstanding, end of period	3,712	$5,720,514

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax Managed Buy-Write Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	May 24, 2006